SHARE-BASED COMPENSATION - Non-Employee Share options (Details) - Non-Employee Share options ¥ in Thousands		12 Months Ended			36 Months Ended
	Jan. 01, 2018 $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2020 CNY (¥) $ / shares shares
SHARE-BASED COMPENSATION
Options outstanding (in shares)	1,071,587	70,625			70,625
Options outstanding (in dollars per share) | $ / shares	$ 1.00
Share options vested (in shares)	1,008,462
Share options granted (in shares)				35,000
Exercise price of share options granted (in dollars per share) | $ / shares					$ 1.99
Share options exercised (in shares)		781,894	254,068
Contractual term of options granted		4 years	4 years
Percentage of stock awards vesting each year		25.00%
Vested and exercisable (in shares)		29,063			29,063
Unrecognized compensation expense | ¥		¥ 116			$ 116
Weighted average period of non vested options		1 year 1 month 6 days